Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	0000806564
Amendment Flag	false
Document Creation Date	Jan 17, 2013
Document Effective Date	Jan 17, 2013
Prospectus Date	Feb 29, 2012
Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust | C
Risk/Return:
Trading Symbol	MTGCX

Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust
Morgan Stanley Mortgage Securities Trust
SUPPLEMENT DATED JANUARY 17, 2013 TO THE PROSPECTUS OF MORGAN STANLEY MORTGAGE SECURITIES TRUST Dated February 29, 2012

Effective February 25, 2013, the 12b-1 fee for the Class L shares of the Fund will be reduced from 0.85% to 0.50%. Accordingly, the following table replaces the "Annual Fund Operating Expenses" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses," effective February 25, 2013:

Annual Fund Operating Expenses		Morgan Stanley Mortgage Securities Trust C
Advisory Fee		0.47%
Distribution and Service (12b-1) Fees	[1]	0.50%
Other Expenses		0.55%
Total Annual Fund Operating Expenses	[2]	1.52%
Fee Waiver and/or Expense Reimbursements	[2]	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%
[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding brokerage fees and 12b-1 fees, will not exceed 0.75% for each Class. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Effective February 25, 2013, the following tables replace the "Example" tables with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Example:"
If You SOLD Your Shares:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Morgan Stanley Mortgage Securities Trust C	127	397	686	1,511

If You HELD Your Shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Morgan Stanley Mortgage Securities Trust C	127	397	686	1,511

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000806564_SupplementTextBlock	SUPPLEMENT DATED JANUARY 17, 2013 TO THE PROSPECTUS OF MORGAN STANLEY MORTGAGE SECURITIES TRUST Dated February 29, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Mortgage Securities Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective February 25, 2013, the 12b-1 fee for the Class L shares of the Fund will be reduced from 0.85% to 0.50%. Accordingly, the following table replaces the "Annual Fund Operating Expenses" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses," effective February 25, 2013:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-25
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Effective February 25, 2013, the following tables replace the "Example" tables with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Example:"
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511

[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding brokerage fees and 12b-1 fees, will not exceed 0.75% for each Class. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012